10-Q Intangible assets, net and Goodwill - Schedule of identifiable intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	$ 1,496,418	$ 1,518,498	$ 1,498,744
Accumulated Amortization	(514,357)	(507,383)	(413,347)
Net Carrying Amount	982,061	1,011,115	1,085,397
Licenses and service agreements
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	1,313,575	1,318,987	1,289,829
Accumulated Amortization	(442,905)	(422,887)	(331,589)
Net Carrying Amount	870,670	896,100	958,240
Trade names
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	150,071	162,903	166,843
Accumulated Amortization	(55,471)	(65,877)	(60,375)
Net Carrying Amount	94,600	97,026	106,468
Non-compete agreements
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	21,293	25,244	32,337
Accumulated Amortization	(11,169)	(14,591)	(19,490)
Net Carrying Amount	10,124	10,653	12,847
Intellectual property and know-how
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	9,365	9,577	9,365
Accumulated Amortization	(4,214)	(3,790)	(1,889)
Net Carrying Amount	5,151	5,787	7,476
Internal-use software
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	2,045	1,716	370
Accumulated Amortization	(575)	(220)	(4)
Net Carrying Amount	1,470	1,496	$ 366
Customer relationships
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	69	71
Accumulated Amortization	(23)	(18)
Net Carrying Amount	$ 46	$ 53